condensed interim consolidated statements of changes in owners' equity - CAD ($) shares in Millions, $ in Millions		Equity contributed, Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Common equity	Non-controlling interests	Total
Balance (in shares) at Dec. 31, 2019		1,209
Balance at Dec. 31, 2019		$ 5,660	$ 398	$ 4,371	$ 119	$ 10,548	$ 111	$ 10,659
Net income				640		640	28	668
Other comprehensive income (loss)				(353)	164	(189)	3	(186)
Dividends				(743)		(743)		(743)
Dividends reinvested and optional cash payments (in shares)		11
Dividends reinvested and optional cash payments		$ 262				262		262
Equity accounted share-based compensation			58			58		58
Issue of Common Shares in business combination		$ 1,453				1,453		1,453
Issue of Common Shares in business combination (in shares)		58
Change in ownership interests of subsidiary			17			17	192	209
Balance (in shares) at Jun. 30, 2020		1,278
Balance at Jun. 30, 2020		$ 7,375	473	3,915	283	12,046	334	12,380
Balance (in shares) at Dec. 31, 2020	[1]	1,291
Balance at Dec. 31, 2020	[1]	$ 7,677	534	3,712	117	12,040	528	12,568
Net income				666		666	11	677
Other comprehensive income (loss)				778	32	810	(37)	773
Dividends				(832)		(832)		(832)
Dividends reinvested and optional cash payments (in shares)		13
Dividends reinvested and optional cash payments		$ 305				305		305
Equity accounted share-based compensation			68			68		68
Common Shares issued		$ 1,267				1,267		1,267
Common Shares issued (in shares)		51
Change in ownership interests of subsidiary			432			432	392	824
Balance (in shares) at Jun. 30, 2021		1,355
Balance at Jun. 30, 2021		$ 9,249	$ 1,034	$ 4,324	$ 149	$ 14,756	$ 894	$ 15,650

[1]	The opening balance of retained earnings has been adjusted as set out in Note 18(c).